Offerings - Offering: 1	Nov. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 parvalue per share
Amount Registered | shares	219,336
Proposed Maximum Offering Price per Unit	12.73
Maximum Aggregate Offering Price	$ 2,792,147.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 385.60
Offering Note
(1)         Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common, par value $0.001 per share (“Common Stock”), of Halozyme Therapeutics, Inc. (the “Company”), which may be offered and issued to prevent dilution resulting from stock splits, stock distributions or similar transactions.
(2) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, based upon the weighted average option exercise price of $12.73 for 219,336 shares of Common Stock issuable upon exercise options granted under the Elektrofi, Inc. 2015 Equity Incentive Plan, which options converted into options to purchase shares of Common Stock pursuant to the Merger Agreement.